Related Party Balances and Transactions (Details) - Schedule of significant related party transactions ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Beijing WanPu Century Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Market promotion expenses				¥ 16
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental and service fees	531	83	2,106	986
ENMOLI INC [Member]
Related Party Transaction [Line Items]
Interest expense	480	75
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Interest income	¥ 462	$ 72